Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs Related to Finance and Operating Leases

The table below presents information for lease costs related to the Company's finance and operating leases in thousands:

	For The Three Months Ended March 31,
	2025	2024
Finance lease cost
Amortization of leased assets	$1,413	$330
Interest of lease liabilities	1,086	309
Operating lease cost
Operating lease cost (1)	3,844	2,704
Short-term lease cost (2)	498	342
Total lease cost	$6,841	$3,685

(1) Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

(2) Expenses are classified within Other on the Company's condensed consolidated statements of operations.

The following table presents lease costs related to the Company’s finance and operating leases in thousands:

	For The Year Ended December 31,
	2024	2023
Finance lease cost
Amortization of leased assets	$3,238	$530
Interest of lease liabilities	3,043	435
Operating lease cost
Operating lease cost (1)	25,517	8,173
Short-term lease cost (2)	1,516	1,316
Total lease cost	33,314	10,454

(1) Expenses are classified within Aircraft Rent on the Company's Consolidated Statements of Operations.

(2) Expenses are classified within Other on the Company's Consolidated Statements of Operations.

Schedule of Lease Terms and Discount Rates Related to Finance and Operating Leases	The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	March 31, 2025	March 31, 2024
Weighted-average remaining lease term
Operating leases	5.77 years	6.69 years
Finance leases	5.66 years	6.60 years
Weighted-average discount rate
Operating leases	13.98%	13.41%
Finance leases	14.78%	14.61%
The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term
Operating leases	5.92 years	6.14 years
Finance leases	6.34 years	5.22 years
Weighted-average discount rate
Operating leases	13.96%	13.03%
Finance leases	14.76%	12.53%

Schedule of Cash and Non-cash Activities Associated with Leases

The table below presents cash and non-cash activities associated with our leases:

	For The Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,124	$3,073
Financing cash flows from finance leases	$1,067	$231

The table below presents cash and non-cash activities associated with our leases in thousands:

	For The Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$14,430	$7,928
Operating cash flows from finance leases	3,043	435
Financing cash flows from finance leases	1,815	480

Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded in thousands on the Company's condensed consolidated balance sheets as of March 31, 2025. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2025	$7,164	$20,705
2026	9,232	24,474
2027	7,163	22,016
2028	6,484	16,232
2029	6,217	13,820
2030 and thereafter	8,663	30,592
Total minimum lease payments	44,923	127,839
Less amount representing interest	13,956	40,356
Present value of minimum lease payments	30,967	87,483
Less current portion	5,454	16,233
Long-term portion	$25,513	$71,250

Future minimum lease payments under finance and operating lease liabilities in thousands with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
2025	7,337	27,835
2026	7,342	24,474
2027	7,163	22,016
2028	6,484	16,232
2029	6,217	13,820
2030 and thereafter	8,663	30,592
Total minimum lease payments	43,206	134,969
Less amount representing interest	(14,590)	(43,362)
Present value of minimum lease payments	28,616	91,607
Less current portion	(3,434)	(16,479)
Long-term portion	$25,182	$75,128